Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Leases [Line Items]
Weighted average remaining lease term	2 years 6 months
Weighted average discount rate	10.40%
Operating lease expense	$ 1,042
Lease Agreements [Member]
Leases [Line Items]
Bank guarantees	$ 257